STATEMENT OF OPERATIONS (Parenthetical) - Class B Ordinary Shares - shares		1 Months Ended
	Jan. 26, 2021	Dec. 31, 2020	Jun. 30, 2021
Number of shares issued	862,500	5,175,000
Initial shareholders holding	5,175,000	5,175,000	5,175,000
Over-allotment option
Maximum shares subject to forfeiture		675,000